Share Capital - Summary of Stock Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	$ 3,894	$ 4,228
Cost of revenue [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	940	748
Research and development [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	359	737
Marketing, general and administration [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	$ 2,595	$ 2,743